OPERATING SEGMENTS (Tables)	12 Months Ended
Dec. 31, 2015
OPERATING SEGMENTS [Abstract]
Summary of selected financial information for reportable segments

A summary of selected financial information for our reportable segments follows:

	IB	Mepco	Other (1)(2)	Elimination (3)	Total
	(In thousands)
2015
Total assets	$2,340,566	$57,208	$286,936	$(275,644)	$2,409,066
Interest income	75,552	5,290	72	(72)	80,842
Net interest income	71,448	4,487	(949)	—	74,986
Provision for loan losses	(2,705)	(9)	—	—	(2,714)
Income (loss) before income tax	32,136	(1,183)	(1,478)	(95)	29,380
Net income (loss)	21,727	(712)	(936)	(62)	20,017

2014
Total assets	$2,174,536	$63,378	$286,158	$(275,342)	$2,248,730
Interest income	73,551	7,004	64	(64)	80,555
Net interest income	68,948	5,706	(1,398)	—	73,256
Provision for loan losses	(3,098)	(38)	—	—	(3,136)
Income (loss) before income tax	25,845	561	(1,095)	(95)	25,216
Net income (loss)	18,550	366	(712)	(183)	18,021

2013
Total assets	$2,104,550	$94,648	$272,348	$(261,603)	$2,209,943
Interest income	76,018	11,103	—	—	87,121
Net interest income	71,496	8,780	(2,317)	—	77,959
Provision for loan losses	(3,891)	(97)	—	—	(3,988)
Income (loss) before income tax	29,605	(2,891)	(3,961)	(95)	22,658
Net income (loss)	74,313	(1,801)	5,092	(95)	77,509
(1)	During 2013 IB and Other (parent company) include $47.1 million and $9.0 million, respectively of income tax benefit related to the reversal of the valuation allowance on our net deferred tax assets (see note #13).
(2)	Includes amounts relating to our parent company and certain insignificant operations.
(3)	Includes parent company’s investment in subsidiaries and cash balances maintained at subsidiary.